Summary of Changes in the Trade Name (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014
Indefinite-lived Intangible Assets [Line Items]
Trade name impairment	$ 339	$ 339
Trade name, net
Indefinite-lived Intangible Assets [Line Items]
Beginning balance		1,019
Transfer limited "right to use" trade name asset to AS		(8)
Trade name impairment		(339)
Ending balance		$ 672